Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
7. Cash and Cash Equivalents:

Cash consists of cash on deposit and fixed term investments held in several major banks, and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2012	2013

HSBC	$880	$3,657
Credit Agricole	641	48
Commerce Bank	1,057	2,898
Citibank	159	28
Other	5	5
Total cash and cash equivalents	$2,742	$6,636